Other financial assets	12 Months Ended
Dec. 31, 2023
Other Financial Assets
Other financial assets

12.	Other financial assets

The initial recognition of an equity instrument in the balance sheet is carried at its fair value at the date of acquisition. Such financial assets and liabilities are subsequently measured at fair value through profit or loss. Changes arising from the fair value measurement, where applicable, shall be recognized in the income statement when incurred, under the line of financial income.

On March 26, 2020, TIM S.A. and BANCO C6 S.A. concluded the negotiations over a strategic partnership aimed at developing combined offerings with special benefits to the customer bases of Partners.

In July 2020, the first offering was launched in partnership with Banco C6, with special conditions to TIM customers who are also C6 customers. The innovating partnership provides great potential to generate value for both companies through user base growth and greater customer loyalty.

On February 1, 2021, TIM announced that, within the scope of this partnership, the right to exercise Subscription Warrant equivalent to the indirect interest of approximately 1.44% of Banco C6’s share capital Banco C6 as a result of achieving the first level of the agreed targets. Subsequently, the Company exercised its option to acquire and convert C6 shares, which represents approximately 1.44% of the Bank and totals R$ 162,958. Once the option was exercised, TIM started holding a minority interest in Banco C6 and does control or exercise significant influence the bank.

Between September and December 2023, the Company invested approximately R$ 54 million in the investment fund focused on 5G solutions called Upload Ventures Growth. On December 31, 2023, the Company does not control the fund’s management.

According to the requirements of IFRS 9, the financial instrument must be valued at its fair value and the Company must disclose the level classification of each financial instrument. Refer to the required disclosure in Note 37.